Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BQMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2025 relative to the Russell 3000 Total Return Index and Russell Mid Cap Growth Total Return Index stemmed from the Fund’s sector overweight of Consumer Staples and Materials as well as the underweight of Technology companies. Additionally, the Fund did not own the technology companies, such as Palantir Technologies, Inc. or AppLovin Corporation, which were each up more than 200% for the 12 months ended February 28, 2025. Other underperforming stocks included Floor & Décor Holdings, Inc. as well as Gentex Corp.

Top Contributors
↑	Arista Networks, Inc.
↑	ONEOK, Inc.
↑	Tyler Technologies, Inc.
↑	ResMed, Inc.
↑	Amphenol Corp. - Class A

Top Detractors
↓	Manhattan Associates, Inc.
↓	IDEXX Laboratories, Inc.
↓	Lamb Weston Holdings, Inc.
↓	Gentex Corp.
↓	West Pharmaceutical Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.36	10.56	9.44
Russell 3000 Total Return Index	17.53	16.12	12.36
Russell Midcap Growth Total Return Index	14.54	12.94	11.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for more recent performance information. Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
Net Assets	$ 90,893,898
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 681,644
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$90,893,898
Number of Holdings	36
Net Advisory Fee	$681,644
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Tractor Supply Co.	5.9%
Arista Networks, Inc.	4.6%
Copart, Inc.	4.5%
Fastenal Co.	4.2%
Tyler Technologies, Inc.	4.2%
ResMed, Inc.	4.0%
ONEOK, Inc.	3.8%
The Hershey Co.	3.8%
Jack Henry & Associates, Inc.	3.7%
AMETEK, Inc.	3.6%

Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html
Accountant Change Statement [Text Block]
Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended February 28, 2025. There were no disagreements with Deloitte during the fiscal years ended February 28, 2023 and February 29, 2024, and the subsequent interim period of March 1, 2024 through October 18, 2024.

Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Quality Large Cap Fund
Class Name	Institutional Class
Trading Symbol	BQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s underperformance for fiscal year 2025 relative to the S&P 500 Total Return Index was primarily due to the underperformance of its stocks in the Health Care and Technology Sectors. In Healthcare, West Pharmaceutical Services, Inc. and Merck & Co., Inc. were each down more than 25% for the 12 months ended February 28, 2025. In Technology, the underperformance of Microsoft Corp., Intuit Inc., and Accenture PLC proved costly to the portfolio. Additionally, the Fund did not own any shares of Nvidia Corp. or Broadcom, Inc. each of which were up more than 50% during the 12-month period.

Top Contributors
↑	JPMorgan Chase & Co.
↑	Walmart, Inc.
↑	Alphabet, Inc. - Class A
↑	Mastercard, Inc. - Class A
↑	Apple, Inc.

Top Detractors
↓	Merck & Co., Inc.
↓	West Pharmaceutical Services, Inc.
↓	Nike, Inc. - Class B
↓	Microsoft Corp.
↓	The Toro Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	10.63	14.84	10.56
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brightrockfunds.com/literature.html for more recent performance information. Visit https://www.brightrockfunds.com/literature.html for more recent performance information.
Net Assets	$ 401,675,741
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 2,583,249
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$401,675,741
Number of Holdings	42
Net Advisory Fee	$2,583,249
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.0%
Alphabet, Inc.	6.4%
Mastercard, Inc.	5.7%
Apple, Inc.	3.7%
iShares U.S. Energy ETF	3.6%
UnitedHealth Group, Inc.	3.5%
Chubb Ltd.	3.2%
Berkshire Hathaway, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.0%
Texas Instruments, Inc.	2.9%

Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html
Accountant Change Statement [Text Block]
Effective October 18, 2024, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended February 28, 2025. There were no disagreements with Deloitte during the fiscal years ended February 28, 2023 and February 29, 2024, and the subsequent interim period of March 1, 2024 through October 18, 2024.